Securities Act File No. 002-88912

Investment Company Act File No. 811-03942

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 58	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 59	☒

LORD ABBETT MUNICIPAL INCOME FUND, INC.

Exact Name of Registrant as Specified in Charter

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:   (800) 201-6984

Thomas R. Phillips, Esq.

Vice President and Assistant Secretary

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a)(2)

☒	on November 19, 2010 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

A Maryland Corporation

Adoption of Registration Statement

Pursuant to Rule 414 under the Securities Act of 1933

Pursuant to Rule 414 under the Securities Act of 1933, as amended (the “Securities Act”), and the Agreement and Plan of Redomestication dated as of November 19, 2010 between Lord Abbett Municipal Income Trust, a Delaware statutory trust (the “Predecessor Trust”), and the Registrant, the Registrant hereby expressly adopts the registration statement on Form N-1A of the Predecessor Trust as the Registrant’s own registration statement on Form N-1A for all purposes of the Securities Act, the Investment Company Act of 1940, as amended, the Securities Exchange Act of 1934, as amended, and other applicable law with respect to the following former series of the Predecessor Trust, which will be redomesticated as series of the Registrant on November 19, 2010:

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax-Free Fund

Lord Abbett Short Duration Tax Free Fund

Each such series’ prospectus and statement of additional information are incorporated herein by reference to Post-Effective Amendment No. 41 to the Predecessor Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2010.

This Amendment does not relate to, amend or otherwise affect the prospectuses or statements of additional information of Lord Abbett AMT Free Municipal Bond Fund contained in Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 26, 2010, and pursuant to Rule 485(b) under the Securities Act, does not affect the effectiveness of such Post-Effective Amendment.

This Amendment does not relate to, amend or otherwise affect the prospectuses or statements of additional information of Lord Abbett California Tax-Free Income Fund, Lord Abbett National Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund, and Lord Abbett New York Tax-Free Income Fund contained in Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 28, 2010, and pursuant to Rule 485(b) under the Securities Act, does not affect the effectiveness of such Post-Effective Amendment.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

PART C

OTHER INFORMATION

Item 28.    Exhibits.

(a)	Articles of Incorporation.

(i)	Articles of Restatement. Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on December 2, 1998.

(ii)	Articles of Amendment dated February 2, 1999. Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 28, 2002.

(iii)	Articles Supplementary dated February 2, 1999. Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 28, 2002.

(iv)	Articles of Amendment effective January 28, 2005. Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on January 28, 2005.

(v)	Articles of Supplementary dated April 23, 2007. Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on April 27, 2007.

(vi)	Articles Supplementary to Articles of Incorporation dated July 31, 2007. Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on September 14, 2007.

(vii)	Articles of Amendment dated August 30, 2007. Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on September 14, 2007.

(viii)	Articles Supplementary to Articles of Incorporation dated January 18, 2008. Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A filed on January 28, 2008.

(ix)	Articles Supplementary to Articles of Incorporation dated July 21, 2010. Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed on July 26, 2010.

(x)	Articles Supplementary to Articles of Incorporation dated November 17, 2010. Filed herewith.

(b)	By-laws. By-laws as amended on January 28, 2005. Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on January 28, 2005.

(c)	Instruments Defining Rights of Security Holders. Not applicable.

(d)	Investment Advisory Contracts.

(i)	Management Agreement. Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 28, 2002.

(ii)	Addendum to Management Agreement dated October 1, 2004. Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on January 30, 2006.

(iii)	Addendum to Management Agreement dated October 26, 2010 (Lord Abbett AMT Free Municipal Bond Fund). Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on October 26, 2010.

(iv)	Management Fee Waiver and Expense Reimbursement Agreement dated October 26, 2010 (AMT Free Municipal Bond Fund). Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on October 26, 2010.

(v)	Form of Addendum to Management Agreement dated as of November 19, 2010 (Lord Abbett High

Yield Municipal Bond Fund, Lord Abbett Intermediate Tax Free Fund, and Lord Abbett Short Duration Tax Free Fund). Filed herewith.

(e)	Underwriting Contracts.

Distribution Agreement incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 28, 2002.

(f)	Bonus or Profit Sharing Contracts. Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on January 31, 2001.

(g)	Custodian Agreement.

(i)	Custodian Agreement dated November 1, 2001 and updated Exhibit A dated December 10, 2008. Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on January 28, 2009.

(ii)	Form of Letter Amendment to the Custodian Agreement dated November 1, 2001 (amended October 26, 2010), including updated Exhibit A dated October 26, 2010. Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on October 26, 2010.

(iii)	Form of Letter Amendment to the Custodian Agreement dated as of November 19, 2010, including updated Exhibit A dated as of November 19, 2010. Filed herewith.

(h)	Other Material Contracts.

(i)	Agency Agreement dated April 30, 2010. Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on October 26, 2010.

(ii)	Form of Letter Amendment to the Agency Agreement, including amended Schedule A dated October 26, 2010. Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on October 26, 2010.

(iii)	Form of Letter Amendment to the Agency Agreement, including amended Schedule A dated as of November 19, 2010. Filed herewith.

(iv)	Administrative Services Agreement dated December 12, 2002 with amendments Nos. 1-13. Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on January 28, 2009.

(v)	Amendment #14 to Administrative Services Agreement dated May 1, 2010. Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed on July 26, 2010.

(vi)	Amendment #15 to Administrative Services Agreement dated October 26, 2010. Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on October 26, 2010.

(vii)	Form of Amendment #16 to Administrative Services Agreement dated as of November 19, 2010. Filed herewith.

(i)	Legal Opinion. Opinion of Wilmer Cutler Pickering Hale and Dorr LLP. Filed herewith.

(j)	Other Opinion. Not applicable.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plan. Amended and Restated Joint Rule 12b-1 Distribution Plan and Agreement for Lord Abbett Family of Funds dated August 10, 2007 with updated Form of Schedule A and B dated as of November 19, 2010. Filed herewith.

(n)	Rule 18f-3 Plan. Amended and Restated Rule 18f-3 Plan as of July 1, 2008 pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 with updated Form of Schedule A dated as of November 19, 2010. Filed herewith.

(o)	Reserved.

(p)	Code of Ethics dated September 2008. Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on January 28, 2009.

Item 29.    Persons Controlled by or Under Common Control with the Registrant.

None.

Item 30.    Indemnification.

The Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of directors and officers. Since the Registrant has its executive offices in the State of New York, and is qualified as a foreign corporation doing business in such State, the persons covered by the foregoing statute may also be entitled to and subject to the limitations of the indemnification provisions of Section 721-726 of the New York Business Corporation Law.

The general effect of these statutes is to protect officers, directors and employees of the Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-laws of the Registrant, without limiting the authority of the Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above- mentioned Section 2-418 of Maryland law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

In referring in its By-laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland law and Section 17(h) of the Investment Company Act of 1940, the Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), the Registrant understands that it would be required under its By-laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (“indemnitee”) was not liable to the Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“disabling conduct”) or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither “interested persons” (as defined in the 1940 Act) of the Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, the Registrant will make advances of attorneys’ fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant maintains a directors’ and officers’ errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 31.   Business and Other Connections of the Investment Adviser.

(a)	Adviser – Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC is the investment adviser of the Registrant and provides investment management services to the Lord Abbett Family of Funds and to various pension plans, institutions and individuals.

(b)	Set forth below is information relating to the business, profession, vocation or employment of a substantial nature that each partner of the adviser, is or has been engaged in within the last two fiscal years for his/her own account in the capacity of director, officer, employee, partner or trustee of Lord Abbett. The principal business address of each partner is c/o Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, NJ 07302-3973.

None.

Item 32.   Principal Underwriters.

(a)	Lord Abbett Distributor LLC serves as principal underwriter for the Registrant. Lord Abbett Distributor LLC also serves as principal underwriter for the registered opened investment companies sponsored by Lord, Abbett & Co. LLC.

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Stock Appreciation Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

(b)	Lord Abbett Distributor LLC is a wholly-owned subsidiary of Lord, Abbett & Co. LLC. The principal officers of Lord, Abbett Distributor LLC are:

Name and Principal Business Address*	Positions and/or Offices with Lord Abbett Distributor LLC	Positions and Offices with the Registrant

Robert S. Dow	Chief Executive Officer	Chairman and CEO
Lawrence H. Kaplan	General Counsel	Vice President & Secretary
Lynn M. Gargano	Chief Financial Officer	None
James W. Bernaiche	Chief Compliance Officer	Chief Compliance Officer

*	Each Officer has a principal business address of: 90 Hudson Street, Jersey City, NJ 07302.

(c)	Not applicable.

Item 33.    Location of Accounts and Records.

Registrant maintains the records required by Rules 31a-1(a) and (b) and 31a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”) at its main office.

Lord, Abbett & Co. LLC maintains the records required by Rules 31a-1(f) and 31a-2(e) under the 1940 Act at its main office.

Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of Registrant’s Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3 under the 1940 Act.

Item 34.    Management Services.

None.

Item 35.    Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 18th day of November, 2010.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

BY:	/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary

BY:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
/s/ Robert S. Dow*	Chairman and Director	November 18, 2010
Robert S. Dow

/s/ Daria L. Foster*	President and Director	November 18, 2010
Daria L. Foster

/s/ E. Thayer Bigelow*	Director	November 18, 2010
E. Thayer Bigelow

/s/ William H. T. Bush*	Director	November 18, 2010
William H. T. Bush

/s/ Robert B. Calhoun, Jr.*	Director	November 18, 2010
Robert B. Calhoun, Jr.

/s/ Julie A. Hill*	Director	November 18, 2010
Julie A. Hill

/s/ Franklin W. Hobbs*	Director	November 18, 2010
Franklin W. Hobbs

/s/ Thomas J. Neff*	Director	November 18, 2010
Thomas J. Neff

/s/ James L.L. Tullis*	Director	November 18, 2010
James L.L. Tullis

*BY:	/s/ Thomas R. Phillips
Thomas R. Phillips
Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, John K. Forst, and Thomas R. Phillips, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert S. Dow	Chairman, CEO and Director/Trustee	July 23, 2009
Robert S. Dow

/s/ Daria L. Foster	President and Director/Trustee	July 23, 2009
Daria L. Foster

/s/ E. Thayer Bigelow	Director/Trustee	July 23, 2009
E. Thayer Bigelow

/s/ William H. T. Bush	Director/Trustee	July 23, 2009
William H. T. Bush

/s/ Robert B. Calhoun, Jr.	Director/Trustee	July 23, 2009
Robert B. Calhoun, Jr.

/s/ Julie A. Hill	Director/Trustee	July 23, 2009
Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee	July 23, 2009
Franklin W. Hobbs

/s/ Thomas J. Neff	Director/Trustee	July 23, 2009
Thomas J. Neff

/s/ James L.L. Tullis	Director/Trustee	July 23, 2009
James L.L. Tullis

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Stock Appreciation Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.